Related-party transactions - Financial Transactions With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Asset management revenue	$ 24,711	$ 21,106	$ 18,910
Wholly-owned subsidiary
Related Party Transaction [Line Items]
Investment in subsidiaries	5,000	5,000
Unrealized gain on trading investments	1,600	1,100
Asset management revenue	$ 7,700	$ 5,700	$ 6,400